Debt (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Debt
Outstanding debt

	Issue	Maturity		Debt		Interest
	Date	Date	Principal	Discount	Balance	Payable
As of August 31, 2018:
March 2015 Loan as amended	3/4/2015	12/31/2019	$600,000	$-	$600,000	$186,797
2013 Note as amended	10/7/2013	12/31/2019	3,000,000	(663,918)	2,336,082	1,337,146
			$3,600,000	$(663,918)	$2,936,082	$1,523,943

	Issue	Maturity		Debt		Interest
	Date	Date	Principal	Discount	Balance	Payable
As of August 31, 2018:
March 2015 Loan as amended	04/03/2015	31/12/2019	$600,000	$-	$600,000	$186,797
2013 Note as amended	07/10/2013	31/12/2019	3,000,000	(663,918)	2,336,082	1,337,146
			$3,600,000	$(663,918)	$2,936,082	$1,523,943

As of August 31, 2017:
March 2015 Loan as amended	04/03/2015	31/12/2017	$600,000	$-	$600,000	$113,465
2013 Note as amended	07/10/2013	31/12/2017	3,000,000	(413,377)	2,586,623	932,912
			$3,600,000	$(413,377)	$3,186,623	$1,046,377

Schedule maturities of notes payable
2019	-
2020	3,600,000
Total	$3,600,000